Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Disaggregation of Revenue
The following table includes the Company’s revenues by segment for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	148,205	150,691	288,092	297,673
Conventional Tankers	—	2,369	—	5,131
	148,205	153,060	288,092	302,804

Teekay Tankers
Conventional Tankers(1)	246,492	207,007	588,392	445,168

Teekay Parent
Offshore Production	28,787	57,828	74,720	107,266
Other	59,321	47,989	105,655	98,648
	88,108	105,817	180,375	205,914

Eliminations and other(1)	—	(3,487)	—	(4,616)
	482,805	462,397	1,056,859	949,270

(1)
During 2019, Teekay Tankers' ship-to-ship transfer business provided operational and maintenance services to Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG, for the LNG receiving and regasification terminal in Bahrain. Also during 2019, the Magellan Spirit was chartered by Teekay LNG to Teekay Parent.

Income (loss) from Vessel Operations by Segment
The following table includes the Company’s income (loss) from vessel operations by segment for the three and six months ended June 30, 2020 and 2019:

	Income (Loss) from Vessel Operations(1)
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	69,589	74,244	91,327	144,687
Conventional Tankers	—	433	—	(649)
	69,589	74,677	91,327	144,038

Teekay Tankers
Conventional Tankers	92,986	5,051	213,112	37,148

Teekay Parent
Offshore Production	(11,540)	(5,987)	(23,808)	(18,544)
Other	(2,531)	(2,278)	(3,231)	(6,947)
	(14,071)	(8,265)	(27,039)	(25,491)

	148,504	71,463	277,400	155,695

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	June 30, 2020	December 31, 2019
	$	$
Teekay LNG – Liquefied Gas Carriers	4,762,748	5,249,465
Teekay Tankers – Conventional Tankers	1,904,059	2,140,652
Teekay Parent – Offshore Production	48,867	161,096
Teekay Parent – Other	52,848	80,455
Cash and cash equivalents	461,152	353,241
Other assets not allocated	126,197	102,701
Eliminations	(10,359)	(14,746)
Consolidated total assets	7,345,512	8,072,864